UNITED STATES PRIVATE
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Emerging Growth Advisors, Inc.
Address:	World Trade Center Baltimore
		401 E. Pratt St., Suite 211
		Baltimore, MD 21202-3041

13F File Number: 28-6448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter S. Welles
Title:	President
Phone:	410-332-1021
Signature, Place, and Date of Signing:

Peter S. Welles	Baltimore, MD		March 10,2000


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE PRIVATE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		63

Form 13F Information Table Value Total:		$388,775



List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

AES Corp               Common        00130H105     4,363   55,400sh         sole                55,400
ATMI, Inc.             Common        00207R101    12,487  261,500sh         sole               261,500
Adaptec, Inc.          Common        00651F108     2,715   70,300sh         sole                70,300
Advantage Learning SystCommon        00757K100     8,728  525,000sh         sole               525,000
Aspect Telecomm        Common        045237104    10,192  275,000sh         sole               275,000
Atmel Corp.            Common        049513104     2,612   50,600sh         sole                50,600
Atrix Laboratories, IncCommon        04962L101       481   50,000sh         sole                50,000
AXENT Technologies, IncCommon        05459C108     2,822  150,000sh         sole               150,000
Bio-Plexus Inc.        Common        09057C106       353  100,000sh         sole               100,000
Brunswick Technologies Common       1173941063     1,313  250,000sh         sole               250,000
Carnival Corp.         Class A       143658102     1,489   60,000sh         sole                60,000
Checkpoint Sys Inc.    Common        162825103     3,434  410,000sh         sole               410,000
Comverse Technology    Common        205862402    22,453  118,800sh         sole               118,800
Dallas Semiconductor CoCommon        235204104     9,125  250,000sh         sole               250,000
Documentum, Inc.       Common        256159104    12,870  165,000sh         sole               165,000
Dollar Tree Stores Inc.Common        256747106     2,346   45,000sh         sole                45,000
Dura Pharmaceuticals   Common        26632S109       468   38,000sh         sole                38,000
E M C Corp Mass        Common        268648102    12,600  100,000sh         sole               100,000
Eateries Inc.          Common        277851101       325  100,000sh         sole               100,000
Elan PLC               ADR           284131208     2,850   60,000sh         sole                60,000
Epicor Software Corp.  Common        29426L108     2,025  238,200sh         sole               238,200
Flow International CorpCommon        343468104     3,525  300,000sh         sole               300,000
GenRad, Inc.           Common        372447102     2,479  200,300sh         sole               200,300
Health Mgmt Assoc Inc NClass A       421933102     1,853  130,000sh         sole               130,000
Innoveda Inc.          Common        45769F102     1,406  225,000sh         sole               225,000
JDS Uniphase Corp.     Common        46612J101    66,309  550,000sh         sole               550,000
JPM Company            Common       4659331098     1,609  195,000sh         sole               195,000
Kensey Nash Corp.      Common        490057106     1,656  100,000sh         sole               100,000
Legato Systems         Common        524651106    26,329  590,000sh         sole               590,000
Lo Jack Corp.          Common        539451104     3,255  420,000sh         sole               420,000
Mansur Industries      Common        564491108       625  100,000sh         sole               100,000
Mapics, Inc            Common        564910107     1,036   65,000sh         sole                65,000
Mexican Resturants     Common        59283R104       239   75,000sh         sole                75,000
Microsoft Corporation  Common        594918104     4,303   40,500sh         sole                40,500
Molecular Devices Corp Common        60851C107    20,062  261,400sh         sole               261,400
Navidec Inc.           Common        63934Q101     1,434   92,500sh         sole                92,500
Network Appliances Inc Common        64120l104    28,963  230,000sh         sole               230,000
Nextel Comm Inc.       Class A       65332V103    13,343   90,000sh         sole                90,000
Novellus Systems Inc.  Common        670008101     1,061   18,900sh         sole                18,900
P- Com Inc.            Common        693262107     2,775  150,000sh         sole               150,000
Pinnacle Systems Inc.  Common        723481107    19,950  600,000sh         sole               600,000
Planar Systems         Common        726900103     3,525  300,000sh         sole               300,000
Project Software       Common        74339P101    20,340  360,000sh         sole               360,000
ProsoftTraining.com    Common        743477101    10,830  480,000sh         sole               480,000
Proxim, Inc.           Common        744284100    10,772   90,000sh         sole                90,000
Sawtek Inc.            Common        805468105     7,884  150,000sh         sole               150,000
SymmetriCom, Inc.      Common        871543104     1,491  141,200sh         sole               141,200
TJX Cos Inc new        Common        872540109     2,219  100,000sh         sole               100,000
Tower Automotive Inc.  Common        891707101     1,146   70,000sh         sole                70,000
Transcrypt Intl Inc.   Common        89363A101     1,379  374,000sh         sole               374,000
UroCor, Inc.           Common        91727P105       719  147,500sh         sole               147,500
Web Street Inc.        Common        947336103       249   30,000sh         sole                30,000
Wind River Systems, IncCommon        973149107     3,625  100,000sh         sole               100,000
Zitel Corp.            Common        989913108     6,3331,050,000sh         sole              1,050,000



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